N-2	6 Months Ended
Mar. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002078146
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PennantPark Enhanced Income Fund
Document Period End Date	Mar. 31, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

PennantPark Enhanced Income Fund (the “Fund”) was organized as a Delaware statutory trust on July 8, 2025 and commenced operations on December 22, 2025. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, closed-end management investment company. The common shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). PennantPark Investment Advisers, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to generate current income and, as a secondary objective, long-term capital appreciation.

Risk Factors [Table Text Block]

CLO Investment Risk

The Fund invests primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated “BB” by a NRSRO. Debt tranches rated BB are considered below investment grade or “junk”. A portion of CLOs in which the Fund invests may be backed primarily by loans to middle market companies (or hold significant portions thereof). The Adviser defines “middle market” to generally mean companies with EBITDA of between approximately $10 million and $50 million. The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without shareholder approval. The Fund’s investment objective, however, may also be changed by the Board, and such changes to the investment objective, current operating policies, investment criteria and strategies would have on Fund’s business, NAV, operating results or the value of its shares is unpredictable. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions and cause a Fund shareholder to lose all or part of it’s investment. Finally, since the Fund’s shares are not listed on a national securities exchange, a Fund shareholder will be limited in it’s ability to sell it’s shares in response to any changes in the Fund’s investment objective, operating policies, investment criteria or strategies.

Global Economic, Regulatory and Market Risk

Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with the Fund’s portfolio and the ability to access the capital markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s performance and the value of its shares.

Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to the Fund’s investments. Natural disasters, public health emergencies (including pandemics and epidemics) and other global events of force majeure can negatively affect the Fund’s investments. Such events can cause unemployment and economic downturns within an industry or a geographic region in which the Fund invests. They can also directly disrupt the operations, cash flows and overall financial condition of an issuer in which the Fund invests.

Interest Rate Risk

Rising interest rates may adversely affect the value of the Fund which could have an adverse effect on the Fund’s business, financial condition and results of operations. The Fund’s debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the Fund’s shares and the Fund’s rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on the Fund’s net interest income. An increase in interest rates could decrease the value of any investments the Fund holds which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase the Fund’s interest expense, thereby decreasing the Fund’s net income. Also, an increase in interest rates available to investors could make investment in the Fund’s shares less attractive if the Fund is not able to increase its distribution rate, which could reduce the value of its shares.

Because the Fund may borrow funds and may issue preferred shares to finance investments, the net investment income may depend, in part, upon the difference between the rate at which the Fund borrows or pay distributions on preferred shares and the rate that the Fund’s investments yield. There is no guarantee that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates, cost would increase except to the extent the fund has issued fixed rate debt or preferred shares, which could reduce the Fund’s net investment income.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of shares and dividends therefore may decline. In addition, during any periods of rising inflation, interest rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. This risk is greater for fixed-income instruments with longer maturities

For information regarding additional risk factors that could affect results of operations, financial condition and liquidity, see the risk factors discussed under the heading “Risk Factors” in the registration statement on Form N-2 (the “Registration Statement”) filed with the SEC on July 24, 2025, as amended November 17, 2025 and December 9, 2025. There have been no material changes to the risk factors previously disclosed in the Registration Statement. Additional risks and uncertainties are not currently known to the Fund or that the Fund currently deems to be immaterial also may adversely affect the Fund’s business, financial condition and/or operating results.

CLO Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Investment Risk

The Fund invests primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated “BB” by a NRSRO. Debt tranches rated BB are considered below investment grade or “junk”. A portion of CLOs in which the Fund invests may be backed primarily by loans to middle market companies (or hold significant portions thereof). The Adviser defines “middle market” to generally mean companies with EBITDA of between approximately $10 million and $50 million. The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without shareholder approval. The Fund’s investment objective, however, may also be changed by the Board, and such changes to the investment objective, current operating policies, investment criteria and strategies would have on Fund’s business, NAV, operating results or the value of its shares is unpredictable. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions and cause a Fund shareholder to lose all or part of it’s investment. Finally, since the Fund’s shares are not listed on a national securities exchange, a Fund shareholder will be limited in it’s ability to sell it’s shares in response to any changes in the Fund’s investment objective, operating policies, investment criteria or strategies.

Global Economic, Regulatory and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Economic, Regulatory and Market Risk

Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with the Fund’s portfolio and the ability to access the capital markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s performance and the value of its shares.

Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to the Fund’s investments. Natural disasters, public health emergencies (including pandemics and epidemics) and other global events of force majeure can negatively affect the Fund’s investments. Such events can cause unemployment and economic downturns within an industry or a geographic region in which the Fund invests. They can also directly disrupt the operations, cash flows and overall financial condition of an issuer in which the Fund invests.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of shares and dividends therefore may decline. In addition, during any periods of rising inflation, interest rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. This risk is greater for fixed-income instruments with longer maturities

For information regarding additional risk factors that could affect results of operations, financial condition and liquidity, see the risk factors discussed under the heading “Risk Factors” in the registration statement on Form N-2 (the “Registration Statement”) filed with the SEC on July 24, 2025, as amended November 17, 2025 and December 9, 2025. There have been no material changes to the risk factors previously disclosed in the Registration Statement. Additional risks and uncertainties are not currently known to the Fund or that the Fund currently deems to be immaterial also may adversely affect the Fund’s business, financial condition and/or operating results.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Rising interest rates may adversely affect the value of the Fund which could have an adverse effect on the Fund’s business, financial condition and results of operations. The Fund’s debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, the value of the Fund’s shares and the Fund’s rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on the Fund’s net interest income. An increase in interest rates could decrease the value of any investments the Fund holds which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase the Fund’s interest expense, thereby decreasing the Fund’s net income. Also, an increase in interest rates available to investors could make investment in the Fund’s shares less attractive if the Fund is not able to increase its distribution rate, which could reduce the value of its shares.

Because the Fund may borrow funds and may issue preferred shares to finance investments, the net investment income may depend, in part, upon the difference between the rate at which the Fund borrows or pay distributions on preferred shares and the rate that the Fund’s investments yield. There is no guarantee that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income. In periods of rising interest rates, cost would increase except to the extent the fund has issued fixed rate debt or preferred shares, which could reduce the Fund’s net investment income.

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 24.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	275,167